Segment Disclosure - Net Sales for New and Used Systems (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	€ 5,856,277	€ 5,245,326	€ 4,731,555
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	4,242,790	3,993,129	3,801,632
New Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	4,127,433	3,890,154	3,620,260
Used Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 115,357	€ 102,975	€ 181,372